MAX BERUEFFY

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

February 22, 2017

VIA EDGAR AND E-MAIL

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                             Protective Life Insurance Company

Protective Variable Life Separate Account, No. 811-7337

Protective Investors Choice, No. 333-194115

Post-Effective Amendment No.4 to Registration Statement on Form N-6

Commissioners:

On behalf of Protective Life Insurance Company (“the Company”) and Protective Variable Life Separate Account (the “Account”), we are transmitting for filing with the Commission pursuant to the Securities Act of 1933 (the “Securities Act”), the Investment Company Act of 1940, and Rule 101(a) of Regulation S-T, a conformed electronic format copy of Post-Effective Amendment No. 4 to the Form N-6 registration statement for certain variable universal life policies (“Protective Investors Choice “) being issued through the Account.

This Post-Effective Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933. The prospectus describes a revised version of the ExtendCare 2017 Chronic Illness Accelerated Death Benefit rider offered under the Protective Investors Choice product.

If you have any questions, or require any additional information, please contact me at 205.268.3581. You may also contact Tom Bisset with Eversheds Sutherland at 202.383.0118.  We thank you for your assistance with this filing.

Very truly yours,

/s/ Max Berueffy

Max Berueffy

Cc:	Thomas E. Bisset, Esq.
Eversheds Sutherland